Leases (Details) - Schedule of supplemental cash flow information related to the operating leases - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Schedule of supplemental cash flow information related to the operating leases [Abstract]
Operating cash flows for operating leases	¥ 196,075	¥ 186,643
ROU assets obtained in exchange for new operating lease liabilities	165,410	74,054
Decrease of ROU assets for early terminations	¥ (13,724)	¥ (7,322)